Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Registrant Name	Xos, Inc.
Document Type	POS AM
Amendment Flag	true
Central Index Key	0001819493
Amendment Description	EXPLANATORY NOTEXos, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on July 27, 2023, which was declared effective on August 8, 2023 (as amended and supplemented, the “registration statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the registration statement.On March 29, 2024, Xos, Inc. filed its Annual Report on Form 10-K for fiscal year ended December 31, 2023 (the “Annual Report on Form 10-K”). On May 15, 2024 and August 14, 2024, Xos, Inc. filed its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2024 and June 30, 2024, respectively (the “Quarterly Reports on 10-Q” and together with the Annual Report on Form 10-K, the “SEC Reports”). Interested parties should refer to such SEC Reports for more information. The form of prospectus included in this Post-Effective Amendment may be used in one or more offerings by one or more selling stockholders identified in the prospectus contained herein with one or more of the underwriters named therein and with different types and amounts of securities offered.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.